LOANS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of loans payable balances and transactions

	Third party	Credit Facility	Bank Loan	Total
	$	$	$	$
Balance, November 30, 2019	18,813	564,375	498,857	1,082,045
Advance	—	—	1,143	1,143
Repayment - cash	—	(85,388)	(500,000)	(585,388)
Repayment - shares	(17,790)	—	—	(17,790)
Net exchange differences	(1,023)	14,100	—	13,077
Balance, November 30, 2020	—	493,087	—	493,087
Repayment - shares	—	(498,329)	—	(498,329)
Net exchange differences	—	5,242	—	5,242
Balance, November 30, 2021	—	—	—	—